Shareholders' equity - Shares of Common Stock Outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Shareholders' equity
Common stock outstanding at beginning of year	3,717,630,462	3,710,960,252	3,663,483,895
Common stock held in treasury:
Repurchases of common stock	(155,232,995)	(40,054,831)	(19,209)
Sales of common stock	5,251	1,920,457	601
Common stock issued to employees	36,461,000	44,689,800	47,335,900
Other net change in treasury stock	1,495	114,784	159,065
Common stock outstanding at end of year	3,598,865,213	3,717,630,462	3,710,960,252